Consolidated Schedule of Investments PIMCO Access Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 31.2%
Amsurg
TBD% due 04/28/2028 «		$25,974	$19,653
16.394% due 04/29/2027		10,466	12,480
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		86	86
AP Core Holdings LLC 10.931% due 09/01/2027		1,844	1,796
CIRCOR International, Inc.
TBD% due 06/20/2029 «		166	165
TBD% due 06/20/2030 «		1,434	1,436
Comexposium
1.138% - 4.414% (EUR012M + 3.250%) due 03/28/2025 ~	EUR	3,392	3,098
4.969% (EUR012M + 4.000%) due 03/28/2026 ~		18,708	17,084
Coreweave 1.000% - 14.130% due 07/31/2028 «µ		$3,500	3,439
Diamond Sports Group LLC TBD% - 15.412% due 05/25/2026		15,258	7,934
Espai Barca Fondo De Titulizacion 11.500% due 05/31/2028 «	EUR	3,500	3,671
Incora TBD% - 13.917% due 03/01/2024 «		$1,742	1,800
Market Bidco Ltd. 8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	8,643	8,600
MPH Acquisition Holdings LLC 9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		$1,297	1,225
NAC Aviation 29 DAC 7.501% due 06/30/2026		4,664	4,368
Oi SA
TBD% - 14.000% due 09/07/2024 µ		6,282	6,282
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		7,765	531
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	8,800	9,327
Profrac Services LLC 12.753% - 12.902% due 03/04/2025		$15,105	15,162
Promotora de Informaciones SA
8.655% (EUR003M + 4.970%) due 06/30/2026 «~	EUR	16,000	16,874
8.905% (EUR003M + 5.220%) due 12/31/2026 ~		3,208	3,245
Rising Tide Holdings, Inc. 1.000% due 06/01/2026		$2,470	2,385
SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,400	2,390
10.869% due 03/29/2030		$3,781	3,529
Steenbok Lux Finco 1 SARL
10.000% due 06/30/2026	EUR	4,638	1,584
10.000% (EUR003M + 5.000%) due 06/30/2026 «~		28	30
10.000% (EUR006M + 10.000%) due 06/01/2030 ~		19	20
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026		18,367	8,778
Syniverse Holdings, Inc. 12.390% due 05/13/2027		$17,906	15,867
Team Health Holdings, Inc.
8.181% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,130	1,106
10.566% due 03/02/2027		1,522	1,164
Telemar Norte Leste SA
1.750% due 02/26/2035		14,586	998
1.750% (LIBOR06M + 1.750%) due 02/26/2035 ~		6,008	411
U.S. Renal Care, Inc. 10.607% due 06/20/2028		21,690	14,532
Windstream Services LLC 9.416% due 02/23/2027		7,620	7,544

Total Loan Participations and Assignments (Cost $226,443)			198,594

CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 10.8%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (c)(k)	EUR	14,042	15,868
ADLER Real Estate AG 3.000% due 04/27/2026		1,200	984
Agps Bondco PLC
4.250% due 07/31/2025 ^(d)(k)		900	720

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

4.625% due 01/14/2026 ^(d)		4,000	1,770
5.000% due 04/27/2027 ^(d)		5,100	1,863
5.500% due 11/13/2026 ^(d)		1,200	511
6.000% due 08/05/2025 ^(d)		6,800	3,154
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		$8,000	6,972
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025 (k)	EUR	6,098	6,054
7.677% due 01/18/2028 •		2,400	2,272
8.000% due 01/22/2030 •		956	962
10.500% due 07/23/2029 (k)		8,348	8,916
BOI Finance BV 7.500% due 02/16/2027 (k)		4,000	3,594
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(c)(d)		432	308
Hestia Re Ltd. 14.946% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		$939	916
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		1,815	1,433
SVB Financial Group
1.800% due 02/02/2031 ^(d)		1,395	844
2.100% due 05/15/2028 ^(d)		200	125
3.125% due 06/05/2030 ^(d)		200	123
3.500% due 01/29/2025 ^(d)		100	66
4.345% due 04/29/2028 ^(d)		600	386
4.570% due 04/29/2033 ^(d)		1,900	1,202
Uniti Group LP
6.000% due 01/15/2030 (k)		8,400	5,346
10.500% due 02/15/2028 (k)		2,671	2,619
Veraison Re Ltd. 17.446% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		700	751
Yosemite Re Ltd. 15.424% (T-BILL 3MO + 9.978%) due 06/06/2025 ~		980	1,021

			68,780

INDUSTRIALS 10.8%
Altice France Holding SA 10.500% due 05/15/2027 (k)		17,400	10,876
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)		668	525
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)		1,203	940
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)(k)		2,187	1,714
CGG SA
7.750% due 04/01/2027	EUR	2,000	1,902
8.750% due 04/01/2027		$2,000	1,791
DISH DBS Corp.
5.250% due 12/01/2026 (k)		3,400	2,896
5.750% due 12/01/2028 (k)		14,100	10,866
LifePoint Health, Inc. 11.000% due 10/15/2030 (b)		880	880
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	1,000	914
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$4,470	2,995
Vale SA 1.641% due 12/29/2049 ~(h)	BRL	10,300	641
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		$7,400	6,195
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(c)(d)		7,105	6,466
Windstream Escrow LLC 7.750% due 08/15/2028 (k)		23,816	18,962

			68,563

UTILITIES 1.8%
Oi SA 10.000% due 07/27/2025 ^(d)		34,485	2,359
Peru LNG SRL 5.375% due 03/22/2030 (k)		11,082	8,712

			11,071

Total Corporate Bonds & Notes (Cost $185,928)			148,414

MUNICIPAL BONDS & NOTES 3.0%
PUERTO RICO 3.0%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043 (k)		25,950	13,494
0.000% due 11/01/2051 (k)		14,056	5,798

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $21,059)			19,292

NON-AGENCY MORTGAGE-BACKED SECURITIES 59.2%
225 Liberty Street Trust 4.803% due 02/10/2036 ~(k)		14,239	9,929
245 Park Avenue Trust 3.779% due 06/05/2037 ~		2,680	2,186
Ashford Hospitality Trust
8.255% due 06/15/2035 •(k)		1,000	933
8.605% due 04/15/2035 •(k)		14,536	14,055
Atrium Hotel Portfolio Trust 9.030% due 06/15/2035 •(k)		6,223	5,866
BAMLL Commercial Mortgage Securities Trust
7.957% due 03/15/2037 •(k)		2,000	1,899
8.157% due 03/15/2037 •(k)		3,000	2,832
Barclays Commercial Mortgage Securities Trust 3.811% due 02/15/2053 ~(k)		4,785	2,844
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(k)		5,370	3,995
BCAP LLC Trust
0.752% due 11/27/2036 •		38,346	7,553
3.571% due 04/25/2038 ~		3,475	2,679
Beast Mortgage Trust
8.897% due 03/15/2036 •(k)		6,750	4,784
9.897% due 03/15/2036 •(k)		2,500	1,647
Benchmark Mortgage Trust 3.555% due 08/15/2052 ~(k)		8,600	6,560
Beneria Cowen & Pritzer Collateral Funding Corp. 9.085% due 06/15/2038 •(k)		5,500	4,103
BMO Mortgage Trust
3.378% due 02/17/2055 ~(k)		9,615	7,422
4.070% due 02/17/2055 ~(k)		11,000	5,885
Braemar Hotels & Resorts Trust 7.905% due 06/15/2035 •(k)		8,500	7,836
BSST Mortgage Trust
10.833% due 02/15/2037 •(k)		8,800	6,220
11.833% due 02/15/2037 •(k)		1,500	1,028
BX Trust
7.684% due 10/15/2036 •(k)		4,000	3,725
8.550% due 05/15/2030 •(k)		3,754	3,635
Canada Square Funding PLC 7.669% due 12/17/2057 •(k)	GBP	2,000	2,390
Citigroup Commercial Mortgage Trust
8.372% due 12/15/2036 •(k)		$585	559
9.222% due 12/15/2036 •(k)		3,400	3,263
COLT Mortgage Loan Trust 4.675% due 03/25/2067 ~(k)		7,200	5,857
Connecticut Avenue Securities Trust
10.565% due 03/25/2042 •(k)		2,000	2,133
14.815% due 03/25/2042 •(k)		5,200	5,730
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 01/25/2038 (k)		14,418	6,719
Credit Suisse Mortgage Capital Trust 8.744% due 07/15/2032 •(k)		12,000	11,082
DBGS Mortgage Trust 7.480% due 06/15/2033 •(k)		15,000	11,375
DOLP Trust 3.704% due 05/10/2041 ~(k)		14,250	6,214
Extended Stay America Trust 9.146% due 07/15/2038 •(k)		11,092	10,818
Freddie Mac
7.965% due 01/25/2051 •		620	609
8.315% due 12/25/2050 •		760	750
8.365% due 01/25/2034 •(k)		855	859
9.065% due 02/25/2042 •(k)		5,200	5,344
10.065% due 02/25/2042 •(k)		1,700	1,726
10.815% due 01/25/2034 •(k)		900	879
13.815% due 02/25/2042 •(k)		800	840
GS Mortgage Securities Corp. Trust 8.297% due 08/15/2032 •(k)		5,000	4,680
GSMSC Resecuritization Trust 6.039% due 11/26/2037 (k)		18,130	15,301
Harbour PLC 8.183% due 01/28/2054 •(k)	GBP	10,416	12,002
Hilton Orlando Trust 8.279% due 12/15/2034 •(k)		$1,250	1,220
HPLY Trust
8.593% due 11/15/2036 •(k)		7,744	7,467
9.343% due 11/15/2036 •(k)		11,600	11,106
Jackson Park Trust 3.350% due 10/14/2039 ~(k)		2,700	1,900
JP Morgan Chase Commercial Mortgage Securities Trust
5.542% due 07/05/2033 ~(k)		1,183	868
7.637% due 06/15/2038 •(k)		1,226	1,051
7.680% due 12/15/2031 •(k)		5,211	5,096

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

8.547% due 03/15/2036 •(k)		2,000	1,511
8.837% due 06/15/2038 •		250	208
9.297% due 03/15/2036 •(k)		19,256	13,481
Jupiter Mortgage No. 1 PLC 8.659% due 07/20/2060 •	GBP	6,424	7,781
MAD Mortgage Trust 4.167% due 08/15/2034 ~(k)		$745	533
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~(k)		4,238	3,617
Morgan Stanley Capital Trust 8.244% due 07/15/2035 •(k)		7,084	6,830
MRCD Mortgage Trust 2.718% due 12/15/2036 (k)		16,198	8,999
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(k)		3,000	1,664
8.500% due 11/15/2034 •(k)		4,435	4,090
New Orleans Hotel Trust 8.069% due 04/15/2032 •(k)		7,900	7,290
New Residential Mortgage Loan Trust 3.881% due 11/25/2059 ~		15,500	7,097
Residential Mortgage Securities PLC 9.519% due 06/20/2070 •(k)	GBP	2,500	3,045
Seasoned Credit Risk Transfer Trust
3.622% due 11/25/2061 ~(a)		$6,735	1,972
4.500% due 02/25/2059 ~(k)		8,981	7,578
4.500% due 11/25/2061 ~(k)		5,900	4,740
4.750% due 08/25/2058 ~(k)		8,337	7,438
SFO Commercial Mortgage Trust
7.846% due 05/15/2038 •		340	263
8.346% due 05/15/2038 •(k)		6,500	4,853
Stratton Hawksmoor PLC
7.220% due 02/25/2053 •(k)	GBP	3,800	4,422
7.970% due 02/25/2053 •(k)		8,379	9,599
Tharaldson Hotel Portfolio Trust 8.922% due 11/11/2034 •(k)		$4,050	3,922
Uropa Securities PLC 4.962% due 10/10/2040 •	EUR	2,747	2,524
WaMu Mortgage Pass-Through Certificates Trust 6.334% due 10/25/2045 •(k)		$7,646	6,216
Wells Fargo Commercial Mortgage Trust
3.989% due 09/15/2031 ~(k)		1,500	1,342
5.092% due 12/15/2039 ~(k)		8,600	7,014
8.187% due 02/15/2037 •(k)		3,080	2,836

Total Non-Agency Mortgage-Backed Securities (Cost $433,717)			376,319

ASSET-BACKED SECURITIES 34.3%
ACE Securities Corp. Home Equity Loan Trust
5.854% due 04/25/2036 •(k)		24,218	16,898
5.874% due 08/25/2036 ^•(k)		21,590	5,239
Bear Stearns Asset-Backed Securities Trust 6.484% due 07/25/2034 •(k)		5,509	5,401
BNC Mortgage Loan Trust 5.724% due 05/25/2037 •(k)		16,250	13,218
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	5,400	3,553
Countrywide Asset-Backed Certificates Trust
5.684% due 06/25/2047 •(k)		$10,207	7,827
5.694% due 06/25/2047 •(k)		14,713	11,155
5.929% due 03/25/2037 •(k)		11,396	9,615
6.404% due 08/25/2047 •		2,000	1,493
Deer Park CLO DAC 0.000% due 10/15/2034 ~	EUR	4,000	2,375
Duke Funding Ltd. 6.043% due 04/08/2039 •(k)		$125,567	8,506
First Franklin Mortgage Loan Trust 5.744% due 10/25/2036 •(k)		15,000	11,804
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(g)		25	1,800
GSAMP Trust
5.854% due 05/25/2046 •(k)		10,457	7,970
6.379% due 07/25/2045 •(k)		15,226	11,316
Home Equity Mortgage Loan Asset-Backed Trust 6.349% due 10/25/2035 •(k)		11,200	8,827
HSI Asset Securitization Corp. Trust 6.244% due 12/25/2035 •(k)		13,243	9,858
LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(g)		7,600	1,635
0.000% due 05/15/2028 «(g)		7,554	1,965
Long Beach Mortgage Loan Trust 7.009% due 02/25/2035 •(k)		10,153	8,432
Merrill Lynch Mortgage Investors Trust 6.484% due 04/25/2036 •(k)		5,905	4,822
PRET LLC
6.170% due 07/25/2051 þ(k)		11,600	11,166
7.870% due 06/25/2052 þ(k)		6,600	6,362

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

PRPM LLC 6.291% due 02/25/2027 þ	3,000	2,863
RR 1 Ltd. 0.000% due 07/15/2117 ~	3,200	1,457
RR 17 Ltd. 0.000% due 07/15/2034 ~	4,000	2,739
RR 7 Ltd. 0.000% due 01/15/2120 ~	14,600	7,632
Saxon Asset Securities Trust 5.724% due 01/25/2047 •(k)	1,707	1,533
Securitized Asset-Backed Receivables LLC Trust 6.034% due 11/25/2035 •(k)	6,309	5,078
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(g)	9	7,897
0.000% due 02/16/2055 «(g)	5	5,935
5.950% due 02/16/2055 (k)	5,730	5,340
Structured Asset Securities Corp. Mortgage Loan Trust 6.859% due 02/25/2036 •(k)	6,876	6,156

Total Asset-Backed Securities (Cost $262,542)		217,867

SOVEREIGN ISSUES 1.0%
Russia Government International Bond
5.625% due 04/04/2042 ^(d)	8,800	6,007
5.875% due 09/16/2043 ^(d)	200	127

Total Sovereign Issues (Cost $2,798)		6,134

	SHARES
COMMON STOCKS 1.8%
CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(i)	39,030,027	0

FINANCIALS 0.4%
ADLER Group SA «(e)	157,845	73
Banca Monte dei Paschi di Siena SpA (e)	1,073,500	2,741

		2,814

INDUSTRIALS 1.4%
Syniverse Holdings, Inc. «(i)	9,444,241	8,547

REAL ESTATE 0.0%
ADLER Group SA	349,513	180

UTILITIES 0.0%
West Marine New «(e)(i)	8,371	87

Total Common Stocks (Cost $11,492)		11,628

WARRANTS 0.0%
UTILITIES 0.0%
West Marine - Exp. 09/08/2028 «	14,259	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	728,525	710
SVB Financial Group
4.000% due 05/15/2026 ^(d)(h)	200,000	7
4.250% due 11/15/2026 ^(d)(h)	100,000	4
4.700% due 11/15/2031 ^(d)(h)	190,000	7

Total Preferred Securities (Cost $1,078)		728

REAL ESTATE INVESTMENT TRUSTS 0.5%
FINANCIALS 0.5%
KKR Real Estate Finance Trust, Inc.	83,280	989
TPG RE Finance Trust, Inc.	346,700	2,333

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $6,062)		3,322

SHORT-TERM INSTRUMENTS 31.8%
REPURCHASE AGREEMENTS (j) 30.0%		190,500

U.S. TREASURY BILLS 1.8%
5.406% due 10/05/2023 - 12/21/2023 (f)(g)	11,324	11,259

Total Short-Term Instruments (Cost $201,760)		201,759

Total Investments in Securities (Cost $1,352,879)		1,184,057

Total Investments 186.3% (Cost $1,352,879)		$1,184,057
Financial Derivative Instruments (l)(m) 1.2%(Cost or Premiums, net $12,173)		7,777
Other Assets and Liabilities, net (87.5)%		(556,372)

Net Assets 100.0%		$635,462

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Steinhoff International Holdings NV	06/30/2023	$0	$0	0.00%
Syniverse Holdings, Inc. 12.500%	05/12/2022 - 05/31/2023	9,278	8,547	1.35
West Marine New	09/12/2023	120	87	0.01

$9,398	$8,634	1.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.310%	10/02/2023	10/03/2023	$85,600	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	$(87,409)	$85,600	$85,600
5.330%	09/29/2023	10/02/2023	91,000	U.S. Treasury Notes 1.875% due 02/28/2029	(92,985)	91,000	91,040
BSN	5.340	09/29/2023	10/02/2023	13,900	U.S. Treasury Note/Bond 2.750% due 05/15/2025	(14,184)	13,900	13,906

Total Repurchase Agreements	$(194,578)	$190,500	$190,546

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	6.000%	09/01/2023	12/29/2023	$4,240	$(4,264)
BPS	4.200	09/20/2023	TBD(3)	EUR	(5,737)	(6,074)
6.060	07/14/2023	01/10/2024	$(15,295)	(15,501)
6.570	04/19/2023	10/17/2023	(1,025)	(1,055)
6.570	07/13/2023	01/10/2024	(42,139)	(42,755)
6.570	07/19/2023	01/16/2024	(1,443)	(1,463)
6.570	08/17/2023	02/13/2024	(4,255)	(4,290)
6.570	08/29/2023	02/23/2024	(10,452)	(10,517)
6.670	07/13/2023	01/10/2024	(1,194)	(1,211)
6.670	07/19/2023	01/16/2024	(2,054)	(2,082)
6.870	09/25/2023	03/22/2024	(543)	(544)
BRC	0.000	09/19/2023	TBD(3)	EUR	(703)	(743)
4.250	09/29/2023	TBD(3)	(2,873)	(3,038)
6.320	08/21/2023	TBD(3)	$(12,612)	(12,705)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

	6.420	04/19/2023	10/19/2023		(6,142)	(6,324)
	6.670	08/09/2023	12/08/2023		(42,845)	(43,272)
	6.670	09/15/2023	03/13/2024		(3,972)	(3,985)
	6.682	07/10/2023	01/10/2024		(2,737)	(2,780)
	6.732	07/10/2023	01/10/2024		(5,625)	(5,713)
	6.740	08/30/2023	02/26/2024		(2,909)	(2,927)
	6.760	07/24/2023	01/24/2024		(6,081)	(6,161)
	6.833	08/07/2023	01/30/2024		(8,347)	(8,436)
	6.870	08/24/2023	12/22/2023		(4,634)	(4,668)
BYR	5.950	09/20/2023	11/20/2023		(1,842)	(1,846)
	6.040	04/13/2023	10/10/2023		(14,999)	(15,417)
DBL	6.475	09/15/2023	11/17/2023		(8,502)	(8,528)
	6.955	09/25/2023	11/24/2023		(12,243)	(12,259)
	6.975	09/15/2023	11/17/2023		(7,509)	(7,534)
GLM	6.710	09/15/2023	06/11/2024		(3,091)	(3,101)
	6.720	07/25/2023	04/25/2024		(8,161)	(8,267)
JML	3.750	09/29/2023	TBD(3)	EUR	(5,129)	(5,425)
JPS	6.290	07/17/2023	01/16/2024		$(785)	(796)
	6.465	07/17/2023	01/16/2024		(797)	(808)
	6.600	07/12/2023	01/08/2024		(5,185)	(5,263)
	6.625	07/12/2023	01/08/2024		(2,870)	(2,913)
	6.650	07/10/2023	01/02/2024		(3,177)	(3,226)
	6.650	07/12/2023	01/08/2024		(3,827)	(3,885)
	6.690	07/17/2023	01/16/2024		(1,417)	(1,437)
MEI	5.820	09/25/2023	12/21/2023	GBP	(6,558)	(8,010)
	6.170	09/25/2023	12/21/2023		(7,045)	(8,606)
	6.217	07/19/2023	10/20/2023		(5,798)	(7,167)
MSB	6.520	08/30/2023	02/26/2024		$(5,605)	(5,638)
	6.570	09/11/2023	03/11/2024		(7,958)	(7,989)
	6.570	09/15/2023	03/13/2024		(10,027)	(10,058)
	6.670	09/11/2023	03/11/2024		(4,358)	(4,375)
	6.670	09/15/2023	03/13/2024		(6,274)	(6,294)
MZF	6.660	09/13/2023	03/13/2024		(61,297)	(61,512)
RBC	6.730	09/25/2023	03/25/2024		(553)	(553)
	6.770	08/08/2023	02/08/2024		(3,614)	(3,651)
SOG	4.501	09/25/2023	11/22/2023	EUR	(12,767)	(13,510)
	5.620	04/12/2023	10/12/2023		$(2,621)	(2,691)
	5.960	08/02/2023	12/04/2023		(7,117)	(7,189)
	5.960	08/03/2023	12/04/2023		(8,665)	(8,751)
	6.030	05/12/2023	11/13/2023		(5,549)	(5,678)
	6.030	07/03/2023	01/03/2024		(3,317)	(3,367)
	6.545	05/15/2023	11/15/2023		(404)	(414)
	6.570	08/03/2023	02/02/2024		(755)	(764)
	6.620	08/03/2023	02/02/2024		(6,270)	(6,339)
	6.670	05/03/2023	11/02/2023		(2,745)	(2,820)
	6.670	08/15/2023	02/15/2024		(391)	(395)
TDM	5.620	07/28/2023	TBD(3)		(2,505)	(2,531)
UBS	4.200	08/18/2023	11/17/2023	EUR	(2,869)	(3,050)
	5.680	09/08/2023	TBD(3)		$(800)	(803)
	6.430	04/19/2023	10/19/2023		(9,337)	(9,614)
	6.540	08/16/2023	10/17/2023		(2,838)	(2,862)
	6.590	06/05/2023	12/05/2023		(11,985)	(12,246)
	6.770	06/30/2023	01/04/2024		(14,804)	(15,065)
	6.800	07/27/2023	04/26/2024		(621)	(629)

Total Reverse Repurchase Agreements						$(493,784)

(k) Securities with an aggregate market value of $598,102 and Cash of $7,259 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(484,729) at a weighted average interest rate of 6.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	32	$(7,564)	$222	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	17	(4,055)	100	0	(1)
3-Month SOFR Active Contract December Futures	03/2026	18	(4,322)	82	0	(3)
3-Month SOFR Active Contract June Futures	09/2024	20	(4,741)	139	0	(1)
3-Month SOFR Active Contract June Futures	09/2025	17	(4,075)	83	0	(2)
3-Month SOFR Active Contract March Futures	06/2024	28	(6,624)	198	0	0
3-Month SOFR Active Contract March Futures	06/2025	15	(3,588)	79	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	16	(3,842)	71	0	(2)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

3-Month SOFR Active Contract September Futures	12/2024	19	(4,517)	123	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	13	(3,120)	60	0	(2)

Total Futures Contracts	$1,157	$0	$(13)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450%	Annual	12/20/2024	$32,400	$(2)	$888	$886	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.800	Annual	12/21/2024	146,000	42	(1,221)	(1,179)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	16,200	2	445	447	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,600	1	118	119	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	12/21/2027	185,900	(49)	(3,275)	(3,324)	223	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	76,900	639	(2,533)	(1,894)	113	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25,600	6,320	3,681	10,001	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	17,400	4,191	2,899	7,090	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052	22,900	40	2,661	2,701	0	(102)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	3,328	4,004	0	(20)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	22,900	313	1,398	1,711	0	(71)

Total Swap Agreements	$12,173	$8,389	$20,562	$341	$(340)

Cash of $8,106 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2023	EUR	708	$778	$28	$0
BPS	11/2023	CAD	4,584	3,421	44	0
11/2023	EUR	4,672	4,997	49	0
11/2023	$3,680	EUR	3,431	0	(46)
BRC	11/2023	EUR	1,165	$1,250	16	0
11/2023	GBP	100	127	5	0
CBK	11/2023	CAD	312	232	3	0
11/2023	GBP	2,181	2,779	117	0
11/2023	$1,671	EUR	1,547	0	(33)
11/2023	699	GBP	550	0	(27)
DUB	11/2023	EUR	65,167	$71,882	2,861	0
JPM	11/2023	GBP	15,184	19,357	827	0
11/2023	$2,035	EUR	1,878	2	(48)
MBC	11/2023	2,540	2,320	0	(82)
RBC	11/2023	CAD	34	$25	0	0
11/2023	EUR	1,155	1,276	52	0
SCX	11/2023	$426	EUR	400	0	(3)
11/2023	3,404	GBP	2,744	0	(55)
TOR	11/2023	CAD	135	$101	1	0
UAG	11/2023	EUR	46,011	50,750	2,017	0
11/2023	$24	AUD	37	0	(1)
11/2023	3,016	EUR	2,840	0	(8)

Total Forward Foreign Currency Contracts	$6,022	$(303)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	Quarterly	09/01/2027	$204	$0	$91	$91	$0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

BPS	Pay	PUG LLC	Quarterly	02/12/2027	282	0	168	168	0
BPS	Pay	Team Health Holdings, Inc.	Quarterly	02/06/2024	1,492	0	1,268	1,268	0
BPS	Pay	Veritas US Inc.	Quarterly	09/01/2025	727	0	229	229	0
BPS	Pay	Wm Morrison	Maturity	11/04/2027	339	0	314	314	0

Total Swap Agreements	$0	$2,070	$2,070	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$151,440	$47,154	$198,594
Corporate Bonds & Notes
Banking & Finance	0	68,780	0	68,780
Industrials	880	67,683	0	68,563
Utilities	0	11,071	0	11,071
Municipal Bonds & Notes
Puerto Rico	0	19,292	0	19,292
Non-Agency Mortgage-Backed Securities	0	376,319	0	376,319
Asset-Backed Securities	0	198,635	19,232	217,867
Sovereign Issues	0	6,134	0	6,134
Common Stocks
Financials	2,741	0	73	2,814
Industrials	0	0	8,547	8,547
Real Estate	180	0	0	180
Utilities	0	0	87	87
Preferred Securities
Banking & Finance	0	728	0	728
Real Estate Investment Trusts
Financials	3,322	0	0	3,322
Short-Term Instruments
Repurchase Agreements	0	190,500	0	190,500
U.S. Treasury Bills	0	11,259	0	11,259

Total Investments	$7,123	$1,101,841	$75,093	$1,184,057

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	341	0	341
Over the counter	0	8,092	0	8,092

$0	$8,433	$0	$8,433
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(353)	0	(353)
Over the counter	0	(303)	0	(303)

$0	$(656)	$0	$(656)

Total Financial Derivative Instruments	$0	$7,777	$0	$7,777

Totals	$7,123	$1,109,618	$75,093	$1,191,834

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$95,228	$11,254	$(21,829)	$683	$(4,838)	$(7,695)	$0	$(25,649)	$47,154	$(119)
Asset-Backed Securities	22,982	0	0	0	0	(3,750)	0	0	19,232	(3,751)
Common Stocks
Financials	84	0	0	0	0	(11)	0	0	73	(11)
Industrials	8,692	0	0	0	0	(145)	0	0	8,547	(144)
Utilities	0	120	0	0	0	(33)	0	0	87	(33)

Totals	$126,986	$11,374	$(21,829)	$683	$(4,838)	$(11,634)	$0	$(25,649)	$75,093	$(4,058)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2023 (Unaudited)

Loan Participations and Assignments	$3,439	Recent Transaction	Purchase Price		98.250	—
	19,653	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	16,904	Third Party Vendor	Broker Quote		99.750 – 103.750	99.752
	7,072	Discounted Cash Flow	Discount Rate		10.298 – 26.560	17.150
	86	Expected Recovery	Recovery Rate		100.000
Asset-Backed Securities	19,232	Discounted Cash Flow	Discount Rate		14.000 – 25.000	16.563
Common Stocks
Financials	73	Option Pricing	Volatility		59.400	—
Industrials	8,547	Discounted Cash Flow	Discount Rate		15.620	—
Utilities	87	Comparable Companies	Revenue Multiple	X/X	0.550/0.550	—

Total	$75,093

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PAXSLS I LLC	12/31/2021	2.8%
RLM 4355 LLC	12/31/2021	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	CAD	Canadian Dollar	GBP	British Pound
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	PRIME	Daily US Prime Rate
EUR006M	6 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR012M	12 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR

Other Abbreviations:
CLO	Collateralized Loan Obligation	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	TBD	To-Be-Determined
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding